UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4260
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: February 28, 2011
Item 1. Schedule of Investments

Portfolio of Investments

Columbia U.S. Government Mortgage Fund
February 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value
Residential Mortgage-Backed Securities — Agency (90.3%)
Federal Home Loan Mortgage Corp.(a)
11/01/17-12/01/39	5.000%	$10,324,079	$10,883,167
01/01/30-06/01/33	5.500%	2,026,357	2,182,010
04/01/33-07/01/37	6.000%	4,958,401	5,498,619
12/01/16-08/01/34	6.500%	2,761,606	3,094,821
04/01/17	7.000%	249,435	273,731
06/01/15	7.500%	275,729	299,373
10/01/17-06/01/31	8.000%	297,764	338,352
CMO IO Series 2639 Class UI
03/15/22	15.780%	509,292	43,275
CMO IO Series 2795 Class IY
07/15/17	1.000%	48,290	462
Federal Home Loan Mortgage Corp.(a)(b)
CMO IO Series 2136 Class S
03/15/29	1.170%	2,756,787	475,904
CMO IO Series 2471 Class SI
03/15/32	20.000%	153,784	26,912
CMO IO Series 2817 Class SA
06/15/32	20.000%	304,414	24,402
CMO IO Series 3155 Class PS
05/15/36	1.810%	1,190,774	187,269
CMO IO Series 3453 Class W
12/15/32	12.140%	2,912,049	552,263
CMO IO Series 3588 Class WI
10/15/12	18.729%	9,321,015	600,188
CMO IO Series 3600 Class DI
01/15/13	6.036%	6,994,160	151,989
CMO IO Series 3630 Class AI
03/15/17	12.303%	2,249,314	93,742
CMO IO Series 2006-5 Class N1
08/25/34	42.127%	3,619,158	136,600
Federal Home Loan Mortgage Corp.(a)(c)
03/01/26	3.500%	4,500,000	4,506,327
03/01/41	4.000%	5,500,000	5,414,063
03/01/41	6.500%	800,000	892,750
Federal National Mortgage Association(a)
12/01/40	4.000%	4,213,903	4,170,354
06/01/25-12/01/40	4.500%	36,021,834	36,872,892
11/01/17-08/01/40	5.000%	18,245,090	19,270,431
03/01/23-02/01/38	5.500%	36,541,793	39,533,462
03/01/17-06/01/37	6.000%	19,649,518	21,716,076
08/01/16-10/01/37	6.500%	8,935,353	10,097,582
03/01/17-07/01/36	7.000%	6,191,512	7,199,075
04/01/17-09/01/31	7.500%	1,629,103	1,875,523
04/01/25	8.000%	363,981	418,517
11/01/37	8.500%	81,162	93,326
10/01/31	9.500%	98,045	115,568
CMO IO Series 2003-119 Class GI
12/25/33	8.173%	513,032	85,639
CMO IO Series 2003-63 Class IP
07/25/33	1.000%	1,095,116	227,553

	Coupon	Principal
Issuer	Rate	Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	$256,350	$29,541
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	67,453	4,376
CMO IO Series 2005-70 Class YJ
08/25/35	364.086%	587,759	8,270
CMO IO Series 2009-7 Class LI
02/25/39	2.978%	3,520,973	756,140
Federal National Mortgage Association(a)(b)
CMO IO Series 2002-60 Class SA
02/25/31	9.540%	1,696,146	319,250
CMO IO Series 2003-32 Class VS
01/25/33	1.000%	2,308,038	310,835
CMO IO Series 2004-31 Class SM
05/25/34	12.980%	2,976,944	483,671
CMO IO Series 2004-46 Class SI
05/25/34	19.860%	3,744,659	487,987
CMO IO Series 2004-54 Class SW
06/25/33	12.060%	3,423,263	400,008
CMO IO Series 2005-29 Class SX
04/25/35	1.000%	399,178	62,968
CMO IO Series 2005-57 Class NI
07/25/35	22.100%	1,924,737	300,639
CMO IO Series 2006-60 Class UI
07/25/36	12.850%	2,256,327	393,199
CMO IO Series 2008-7 Class SA
02/25/38	17.030%	379,579	71,935
CMO IO Series 2010-3 Class DI
04/25/34	7.860%	2,018,161	86,168
Federal National Mortgage Association(a)(c)
03/01/41	4.500%	3,850,000	3,923,993
03/01/41	5.000%	1,000,000	1,047,031
03/01/41	5.500%	1,000,000	1,068,750
03/01/41	6.000%	9,425,000	10,240,847
Federal National Mortgage Association(a)(d)
08/01/40	4.500%	3,905,388	4,006,423
01/01/33	5.500%	269,524	290,514
01/01/33	6.000%	861,596	949,967
05/01/32	6.500%	139,046	157,507
Government National Mortgage Association(a)
09/15/33- 05/15/40	5.000%	5,846,126	6,281,976
12/15/32	6.000%	222,317	245,862
12/15/31-02/15/32	6.500%	696,301	791,301
02/15/30-03/15/30	7.000%	167,892	194,018
CMO IO Series 2010-133 Class QI
09/16/34	12.790%	10,051,538	1,372,388
CMO IO Series 2010-165 Class IL
08/20/36	9.780%	3,833,326	627,001
Government National Mortgage Association(a)(b)
CMO IO Series 2003-11 Class S
02/16/33	18.680%	3,537,403	511,331

	Coupon	Principal
Issuer	Rate	Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
CMO IO Series 2009-106 Class CM
01/16/34	22.870%	$1,121,150	$148,489
Government National Mortgage Association(a)(c)
03/01/41	4.000%	3,000,000	3,001,407
03/01/41	4.500%	3,000,000	3,097,032
03/01/41	5.000%	2,000,000	2,123,438

Total Residential Mortgage-Backed Securities — Agency (Cost: $212,703,298)			$221,146,479

Residential Mortgage-Backed Securities — Non-Agency (14.7%)
BCAP LLC Trust CMO Series 2009-RR13 Class 12A1(a)(e)
04/26/37	5.250%	$575,229	$583,007
Banc of America Funding Corp.(a)
CMO Series 2005-1 Class 1A7
02/25/35	5.500%	675,850	677,013
Banc of America Funding Corp.(a)(b)(e)
CMO Series 2009-R7A Class 4A2
08/26/35	5.359%	5,410,975	2,644,807
Banc of America Mortgage Securities, Inc. CMO Series 2005-E Class 2A5(a)(b)
06/25/35	2.866%	706,081	699,918
Chaseflex Trust CMO Series 2005-2 Class 2A2(a)
06/25/35	6.500%	447,023	423,683
Citigroup Mortgage Loan Trust, Inc.(a)(b)(e)
CMO Series 2009-9 Class 1A3
04/25/34	4.910%	2,489,441	635,729
CMO Series 2009-10 Class 1A2
09/25/33	2.712%	1,191,958	536,381
CMO Series 2010-7 Class 3A4
12/25/35	8.355%	1,000,000	1,007,500
Countrywide Home Loan Mortgage Pass-Through Trust(a)
CMO Series 2002-31 Class A1
01/25/33	5.750%	1,102,292	1,139,598
Countrywide Home Loan Mortgage Pass-Through Trust(a)(e)
CMO Series 2005-R2 Class 2A1
06/25/35	7.000%	294,801	298,609
Credit Suisse Mortgage Capital Certificates(a)(b)(e)
CMO Series 2009-2R Class 1A16
09/26/34	2.883%	17,500,000	8,830,559
Credit Suisse Mortgage Capital Certificates(a)(e)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	1,325,611	1,376,276
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	155,416	157,981
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(a)
04/25/33	5.500%	527,842	531,907
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(a)
06/25/35	5.500%	482,478	486,124

	Coupon	Principal
Issuer	Rate	Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (continued)
Indymac Index Mortgage Loan Trust CMO IO Series 2006-AR25 Class 3A3(a)
09/25/36	42.490%	$7,813,657	$45,205
JP Morgan Reremic(a)(b)(e)
CMO Series 2009-3 Class 1A2
02/26/35	2.739%	1,449,242	795,667
CMO Series 2009-13 Class 2A2
09/26/35	2.763%	875,000	595,632
Jefferies & Co., Inc.(a)(b)(e)
CMO Series 2009-R6 Class 4A2
04/26/35	4.872%	5,125,699	3,741,760
Jefferies & Co., Inc.(a)(e)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	1,238,995	1,211,117
MASTR Alternative Loans Trust CMO Series 2004-7 Class 8A1(a)
08/25/19	5.000%	202,504	202,108
MASTR Asset Securitization Trust CMO Series 2003-11 Class 7A1(a)
12/25/33	5.250%	134,946	135,363
Prime Mortgage Trust(a)(b)
CMO Series 2004-CL1 Class 3A1
02/25/34	6.878%	1,764,817	1,919,238
Prime Mortgage Trust(a)(e)
CMO Series 2005-1 Class 2A1
09/25/34	5.000%	1,064,738	1,075,306
RBSSP Resecuritization Trust(a)(b)(e)
CMO Series 2009-12 Class 9A1
03/25/36	5.897%	1,816,423	1,833,395
RBSSP Resecuritization Trust(a)(e)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	1,076,765	1,099,263
Thornburg Mortgage Securities Trust CMO IO Series 2006-5 Class AX(a)(b)
10/25/46	22.660%	5,802,201	114,984
Wells Fargo Mortgage-Backed Securities Trust(a)
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	356,259	364,609
CMO Series 2007-8 Class 2A7
07/25/37	6.000%	853,778	846,665
Wells Fargo Mortgage-Backed Securities Trust(a)(b)
CMO Series 2003-O Class 1A11
01/25/34	4.714%	261,989	267,413
CMO Series 2004-F Class A3
06/25/34	4.721%	78,566	78,798
CMO Series 2004-Q Class 1A2
09/25/34	4.879%	976,050	1,003,246
CMO Series 2005-AR16 Class 4A6
10/25/35	2.893%	734,635	732,418

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $23,165,803)			$36,091,279

	Coupon	Principal
Issuer	Rate	Amount	Value
Commercial Mortgage-Backed Securities (0.6%)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2(a)
04/25/16	5.651%	$1,335,721	$1,440,918

Total Commercial Mortgage-Backed Securities (Cost: $1,342,721)			$1,440,918

Asset-Backed Securities (2.4%)
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1(b)
11/25/36	0.312%	$216,114	$211,969
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2(b)
05/25/36	0.362%	729,251	710,410
Chrysler Financial Lease Trust
Series 2010-A Class C(c)(e)
09/16/13	4.490%	1,000,000	1,000,261
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH4 Class A2(b)
11/25/36	0.362%	289,923	283,394
Countrywide Asset-Backed Certificates
Series 2005-SD1 Class A1C(b)(e)
05/25/35	0.652%	534,436	515,702
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1(b)(e)
04/26/37	0.390%	492,401	485,437
Mastr Asset-Backed Securities Trust
Series 2005-FRE1 Class A4(b)
10/25/35	0.512%	280,005	270,844

	Coupon	Principal
Issuer	Rate	Amount	Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I
Series 2006-WMC1 Class A2B(b)
12/25/35	0.462%	$281,182	$270,386
Renaissance Home Equity Loan Trust
Series 2005-2 Class AF3
08/25/35	4.499%	1,040,053	1,037,448
Series 2006-4 Class AF1
01/25/37	5.545%	57,775	56,942
Structured Asset Investment Loan Trust
Series 2005-9 Class A5(b)
11/25/35	0.492%	493,592	483,925
Structured Asset Securities Corp.(b)
CMO Series 2006-NC1 Class A6
05/25/36	0.312%	92,102	90,917
Series 2007-WF2 Class A2
08/25/37	0.962%	392,729	390,133

Total Asset-Backed Securities (Cost: $5,690,629)			$5,807,768

	Shares	Value
Money Market Fund (5.0%)
Columbia Short-Term Cash Fund, 0.252%(f)(g)	12,121,291	$12,121,291

Total Money Market Fund (Cost: $12,121,291)		$12,121,291

Total Investments (Cost: $255,023,742)(h)		$276,607,735(i	)
Other Assets & Liabilities, Net		(31,764,618)

Net Assets		$244,843,117

Investments in Derivatives
Futures Contracts Outstanding at February 28, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Long Bond, 20-year	17	$2,045,844	June 2011	$8,607	$—
U.S. Treasury Note, 2-year	4	873,187	July 2011	869	—
U.S. Treasury Note, 5-year	(176)	(20,581,000)	July 2011	—	(52,462)
U.S. Treasury Note, 10-year	250	29,761,720	June 2011	60,173	—

Total				$69,649	$(52,462)

Notes to Portfolio of Investments

(a)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(b)	Variable rate security. The interest rate shown reflects the rate as of February 28, 2011.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	At February 28, 2011, investments in securities included securities valued at $525,652 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of these securities amounted to $28,424,389 or 11.61% of net assets.
(f)	Investments in affiliates during the period ended February 28, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$11,866,911	$93,586,953	$(93,332,573)	$—	$12,121,291	$14,392	$12,121,291

(g)	The rate shown is the seven-day current annualized yield at February 28, 2011.
(h)	At February 28, 2011, the cost of securities for federal income tax purposes was approximately $255,024,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$23,273,000
Unrealized depreciation	(1,689,000)

Net unrealized appreciation	$21,584,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair value at February 28, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Residential Mortgage-Backed Securities - Agency	$-	$221,146,479	$-	$221,146,479
Residential Mortgage-Backed Securities - Non-Agency	-	28,913,587	7,177,692	36,091,279
Commercial Mortgage-Backed Securities	-	1,440,918	-	1,440,918
Asset-Backed Securities	-	5,807,768	-	5,807,768

Total Bonds	-	257,308,752	7,177,692	264,486,444

Other
Affiliated Money Market Fund(c)	12,121,291	-	-	12,121,291

Total Other	12,121,291	-	-	12,121,291

Investments in Securities	12,121,291	257,308,752	7,177,692	276,607,735
Derivatives(d)
Assets
Futures Contracts	69,649	-	-	69,649
Liabilities
Futures Contracts	(52,462)	-	-	(52,462)

Total	$12,138,478	$257,308,752	$7,177,692	$276,624,922

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities - Non-	Asset-Backed
	Agency	Agency	Securities	Total

Balance as of May 31, 2010	$150,669	$3,615,415	$1,022,693	$4,788,777
Accrued discounts/premiums	-	(16,240)	13,370	(2,870)
Realized gain (loss)	-	934	1,062	1,996
Change in unrealized appreciation (depreciation)*	-	2,443,434	(4,482)	2,438,952
Sales	-	(36,675)	(1,032,643)	(1,069,318)
Purchases	-	2,794,116	-	2,794,116
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(150,669)	(1,623,292)	-	(1,773,961)

Balance as of February 28, 2011	$-	$7,177,692	$-	$7,177,692

*	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2011 was $2,447,546, which is comprised of Residential Mortgage-Backed Securities - Non-Agency.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource Short Duration U.S. Government Fund
Feb. 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.6%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (33.6%)
Federal Farm Credit Bank
08-22-13	0.282%	$6,000,000	(i)	$5,994,984
Federal Home Loan Banks
06-21-13	1.875	12,600,000	(e)	12,868,330
Federal Home Loan Mortgage Corp.
08-20-12	5.500	2,610,000	(e)	2,797,586
01-10-13	0.340	12,000,000	(i)	11,999,998
01-24-13	0.320	6,000,000	(i)	5,998,845
10-28-13	0.875	15,660,000	(e)	15,538,604
Federal National Mortgage Association
09-24-12	0.625	23,000,000	(e)	23,025,277
02-01-13	0.400	6,000,000	(i)	6,000,660
09-17-13	1.125	2,450,000		2,450,772
10-26-15	1.625	30,000,000		29,172,509
Private Export Funding Corp.
U.S. Government Guaranty
10-15-14	3.050	5,675,000		5,930,420
U.S. Treasury
07-31-11	1.000	15,250,000	(e)	15,302,430
05-31-12	0.750	33,000,000	(e)	33,162,359
06-15-12	1.875	6,690,000	(e)	6,819,619
08-31-12	0.375	7,000,000	(e)	6,992,342
01-31-16	2.000	15,000,000	(e)	14,928,510

Total				198,983,245

Asset-Backed (5.8%)
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.383	1,128,672	(i)	1,127,886
Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1
09-26-37	1.359	3,406,830	(d,i)	3,384,468
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1
11-25-36	0.312	498,039	(i)	488,486
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.362	2,187,752	(i)	2,131,231
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	622,328	(d)	622,566
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH4 Class A2
11-25-36	0.362	1,031,706	(i)	1,008,474

	Coupon	Principal
Issuer	rate	amount		Value(a)
Countrywide Asset-Backed Certificates
Series 2005-SD1 Class A1C
05-25-35	0.652	1,054,126	(d,i)	1,017,175
Countrywide Asset-Backed Certificates
Series 2006-22 Class 2A1 (MGIC)
05-25-47	0.312	221,816	(b,i)	221,269
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22
07-25-36	0.352	376,699	(i)	375,968
Morgan Stanley ABS Capital I
Series 2005-WMC5 Class M2
06-25-35	0.742	2,091,652	(i)	2,033,667
Morgan Stanley ABS Capital I
Series 2006-WMC1 Class A2B
12-25-35	0.462	1,154,748	(i)	1,110,412
RBSSP Resecuritization Trust
CMO Series 2009-10 Class 4A1
07-26-36	0.412	2,037,328	(d,i)	2,011,425
RBSSP Resecuritization Trust
CMO Series 2009-10 Class 7A1
03-26-37	0.362	448,605	(d,i)	447,023
RBSSP Resecuritization Trust
CMO Series 2009-11 Class 2A1
04-26-36	0.412	3,856,053	(d,i)	3,659,216
RBSSP Resecuritization Trust
CMO Series 2009-12 Class 2A1
10-25-32	4.767	1,093,964	(d)	1,102,155
RBSSP Resecuritization Trust
CMO Series 2009-13 Class 8A1
06-26-37	1.012	4,220,446	(d,i)	4,169,001
Residential Asset Mortgage Products, Inc.
Series 2004-RS8 Class AI4
06-25-32	5.060	1,226,726		1,212,145
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	1,908,976	(d)	1,906,622
Small Business Administration
Series 2002-P10B Class 1
08-10-12	5.199	201,123		210,244
Soundview Home Equity Loan Trust
Series 2005-B Class M1
05-25-35	6.135	3,390		3,387
Specialty Underwriting & Residential Finance
Series 2005-BC3 Class M1
06-25-36	0.712	4,500,000	(i)	4,256,761
Structured Asset Investment Loan Trust
Series 2005-9 Class A5
11-25-35	0.492	1,064,406	(i)	1,043,560
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6
05-25-36	0.312	436,274	(i)	430,663
Structured Asset Securities Corp.
Series 2007-WF2 Class A2
08-25-37	0.962	424,938	(i)	422,129

Total				34,395,933

	Coupon	Principal
Issuer	rate	amount		Value(a)
Commercial Mortgage-Backed (1.9%)(f)
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6 Class A4
11-11-41	4.521	1,575,000		1,607,800
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04-25-16	5.651	3,973,346		4,286,276
Federal National Mortgage Association
CMO Series 2010-M4 Class A1
06-25-20	2.520	2,685,599		2,665,470
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	2,853,727		2,853,697

Total				11,413,243

Residential Mortgage-Backed (55.3%)(f)
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1
06-26-37	0.472	892,689	(d,i)	870,797
BCAP LLC Trust
CMO Series 2009-RR13 Class 12A1
04-26-37	5.250	1,597,259	(d)	1,618,855
BCAP LLC Trust
CMO Series 2010-RR6 Class 6A1
07-26-37	4.000	4,213,665	(d)	4,244,638
Countrywide Alternative Loan Trust
CMO Series 2006-OA11 Class A3B1
09-25-46	0.442	324,865	(i)	318,793
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 14A1
11-27-35	5.500	4,693,603	(d)	4,872,994
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 30A1
12-27-36	5.300	550,771	(d)	559,862
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-17R Class 1A1
06-26-36	2.633	2,861,664	(d,i)	2,833,047
Federal Deposit Insurance Corp.
Structured Sale Guaranteed Notes
CMO Series 2010-S1 Class 1A
02-25-48	0.811	4,743,796	(d,i)	4,743,336
Federal Home Loan Mortgage Corp.
03-01-26	4.500	22,450,000	(g)	23,495,316
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.109	715,830	(i)	770,023
Federal Home Loan Mortgage Corp. #1G2598
01-01-37	5.948	948,674	(i)	1,004,969
Federal Home Loan Mortgage Corp. #1J0614
09-01-37	5.620	1,497,368	(i)	1,586,192
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	5.890	295,836	(i)	311,929
Federal Home Loan Mortgage Corp. #B10459
10-01-18	5.500	552,705		599,029
Federal Home Loan Mortgage Corp. #C00351
07-01-24	8.000	157,308		184,839
Federal Home Loan Mortgage Corp. #C00385
01-01-25	9.000	276,918		322,344
Federal Home Loan Mortgage Corp. #C80329
08-01-25	8.000	47,646		56,028

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp. #E81240
06-01-15	7.500	1,392,533		1,511,945
Federal Home Loan Mortgage Corp. #E92454
11-01-17	5.000	1,358,091		1,454,987
Federal Home Loan Mortgage Corp. #E96624
05-01-18	5.000	636,774		682,604
Federal Home Loan Mortgage Corp. #G00363
06-01-25	8.000	184,104		216,494
Federal Home Loan Mortgage Corp. #G00501
05-01-26	9.000	374,611		446,575
Federal Home Loan Mortgage Corp. #G04710
09-01-38	6.000	1,033,178		1,135,435
Federal Home Loan Mortgage Corp. #G10669
03-01-12	7.500	157,780		163,416
Federal Home Loan Mortgage Corp. #G11243
04-01-17	6.500	6,047,757		6,573,902
Federal Home Loan Mortgage Corp. #G13987
01-01-24	6.000	5,185,505		5,608,610
Federal Home Loan Mortgage Corp.
CMO I.O. Series 11 Class B
01-01-20	7.135	5,265	(j)	1,362
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3455 Class AI
12-15-13	11.788	12,014,099	(j)	261,410
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3517 Class JI
12-15-12	13.151	1,281,903	(j)	11,270
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3600 Class DI
01-15-13	6.036	18,493,813	(j)	401,887
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3630 Class AI
03-15-17	12.303	7,949,513	(j)	331,301
Federal Home Loan Mortgage Corp.
CMO Series 2617 Class HD
06-15-16	7.000	763,787		766,387
Federal Home Loan Mortgage Corp.
CMO Series 3374 Class AB
12-15-20	3.500	5,867,518		6,099,616
Federal Home Loan Mortgage Corp.
CMO Series 3531 Class CE
01-15-39	3.000	2,261,215		2,253,324
Federal Home Loan Mortgage Corp.
CMO Series 3683 Class JD
12-15-23	4.000	5,024,801		5,249,772
Federal Home Loan Mortgage Corp.
CMO Series 3684 Class CM
08-15-24	2.500	5,878,626		5,867,470
Federal Home Loan Mortgage Corp.
CMO Series 3825 Class AB
03-15-41	3.000	5,850,000	(g)	5,989,230
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07-25-13	2.225	4,105,820		4,154,805
Federal National Mortgage Association
03-01-26	4.500	8,825,000	(g)	9,244,188
03-01-26	5.000	2,500,000	(g)	2,654,688

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #125032
11-01-21	8.000	78,467		90,958
Federal National Mortgage Association #190129
11-01-23	6.000	538,091		593,791
Federal National Mortgage Association #190988
06-01-24	9.000	115,975		136,166
Federal National Mortgage Association #254384
06-01-17	7.000	162,236		179,687
Federal National Mortgage Association #254454
08-01-17	7.000	299,436		331,645
Federal National Mortgage Association #254723
05-01-23	5.500	4,166,861		4,527,043
Federal National Mortgage Association #256901
09-01-37	6.500	686,483		760,464
Federal National Mortgage Association #303885
05-01-26	7.500	207,895		239,521
Federal National Mortgage Association #313007
07-01-11	7.500	2,724		2,724
Federal National Mortgage Association #336512
02-01-26	6.000	37,313		41,140
Federal National Mortgage Association #508402
08-01-14	6.500	132,031		144,479
Federal National Mortgage Association #545818
07-01-17	6.000	6,531,070		7,169,151
Federal National Mortgage Association #545864
08-01-17	5.500	5,032,930		5,486,012
Federal National Mortgage Association #545910
08-01-17	6.000	1,001,158		1,097,305
Federal National Mortgage Association #555063
11-01-17	5.500	2,702,806		2,957,612
Federal National Mortgage Association #579485
04-01-31	6.500	1,271,891		1,440,649
Federal National Mortgage Association #593829
12-01-28	7.000	884,381		1,016,980
Federal National Mortgage Association #601416
11-01-31	6.500	440,870		499,245
Federal National Mortgage Association #630993
09-01-31	7.500	1,455,543		1,680,650
Federal National Mortgage Association #648040
06-01-32	6.500	1,403,814		1,590,195
Federal National Mortgage Association #648349
06-01-17	6.000	3,626,129		3,978,519
Federal National Mortgage Association #651284
07-01-17	6.000	671,485		733,014
Federal National Mortgage Association #662866
11-01-17	6.000	807,924		887,515
Federal National Mortgage Association #665752
09-01-32	6.500	483,904		548,151
Federal National Mortgage Association #678940
02-01-18	5.500	1,198,800		1,312,963
Federal National Mortgage Association #686227
02-01-18	5.500	1,489,094		1,630,657
Federal National Mortgage Association #696837
04-01-18	5.500	1,705,466		1,848,426
Federal National Mortgage Association #722325
07-01-33	4.935	2,548,334	(i)	2,698,060
Federal National Mortgage Association #739243
09-01-33	6.000	2,142,982		2,400,258
Federal National Mortgage Association #739331
09-01-33	6.000	920,841		1,015,289

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #745392
12-01-20	4.500	537,180		567,894
Federal National Mortgage Association #791447
10-01-34	6.000	3,358,184	(n)	3,699,475
Federal National Mortgage Association #799843
11-01-34	2.164	457,069	(i)	474,885
Federal National Mortgage Association #829597
08-01-35	2.599	755,747	(i)	795,665
Federal National Mortgage Association #831809
09-01-36	6.000	2,283,759		2,510,861
Federal National Mortgage Association #832641
09-01-35	6.000	3,238,333		3,550,138
Federal National Mortgage Association #881886
04-01-36	5.402	405,379	(i)	433,159
Federal National Mortgage Association #886764
08-01-36	6.099	285,845	(i)	302,100
Federal National Mortgage Association #887403
07-01-36	7.000	1,824,958		2,111,405
Federal National Mortgage Association #888989
06-01-37	5.745	2,150,975	(i)	2,286,675
Federal National Mortgage Association #895834
04-01-36	3.580	366,919	(i)	385,191
Federal National Mortgage Association #929139
02-01-23	5.000	5,758,325		6,120,578
Federal National Mortgage Association #946609
09-01-37	5.738	423,979	(i)	452,279
Federal National Mortgage Association #995097
10-01-37	6.500	2,463,822		2,774,000
Federal National Mortgage Association #MA0548
10-01-20	3.500	1,870,992		1,931,580
Federal National Mortgage Association
CMO I.O. Series 163 Class 2
07-25-22	20.000	301,676	(j)	48,491
Federal National Mortgage Association
CMO I.O. Series 2003-26 Class MI
03-25-23	20.000	713,525	(j)	86,296
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	1.000	2,122,023	(j)	440,934
Federal National Mortgage Association
CMO I.O. Series 36 Class 2
08-01-18	8.953	2,672	(j)	553
Federal National Mortgage Association
CMO I.O. Series 70 Class 2
01-15-20	20.000	115,685	(j)	23,750
Federal National Mortgage Association
CMO P.O. Series G-15 Class A
06-25-21	2.490	16,436	(k)	15,215
Federal National Mortgage Association
CMO Series 2002-97 Class CF
03-25-31	5.500	1,798,394		1,827,525
Federal National Mortgage Association
CMO Series 2003-W11 Class A1
06-25-33	3.098	71,030	(i)	72,927
Federal National Mortgage Association
CMO Series 2004-60 Class PA
04-25-34	5.500	2,025,439		2,165,540

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association
CMO Series 2009-70 Class NL
08-25-19	3.000	1,093,746		1,120,437
Federal National Mortgage Association
CMO Series 2010-50 Class AB
01-25-24	2.500	4,317,631		4,316,843
Federal National Mortgage Association
CMO Series 2011-16 Class GE
03-25-26	2.750	5,950,000		6,033,657
Federal National Mortgage Association
CMO Series 2011-23 Class AB
06-25-20	2.750	5,950,000		6,047,336
Federal National Mortgage Association
CMO Series 2011-25 Class AH
06-25-21	2.750	5,950,000	(g)	6,061,098
Federal National Mortgage Association
CMO Series 2011-6 Class BA
06-25-20	2.750	7,326,690		7,439,013
Government National Mortgage Association #615740
08-15-13	6.000	227,042		247,313
Government National Mortgage Association #648339
10-15-35	5.500	840,799		928,180
Government National Mortgage Association #781507
09-15-14	6.000	1,058,318		1,117,957
Government National Mortgage Association
CMO Series 2009-105 Class A
12-16-50	3.456	7,025,347		7,392,035
Government National Mortgage Association
CMO Series 2009-114 Class A
12-16-38	3.103	7,310,535		7,478,385
Government National Mortgage Association
CMO Series 2009-63 Class A
01-16-38	3.400	4,726,916		4,897,792
Government National Mortgage Association
CMO Series 2009-71 Class A
04-16-38	3.304	7,180,857		7,381,921
Government National Mortgage Association
CMO Series 2009-90 Class AC
01-16-33	3.137	5,400,000		5,567,302
Government National Mortgage Association
CMO Series 2010-13 Class A
08-16-22	2.461	4,557,732		4,633,131
Government National Mortgage Association
CMO Series 2010-141 Class A
08-16-31	1.864	4,750,743		4,778,390
Government National Mortgage Association
CMO Series 2010-159 Class A
01-16-33	2.159	4,678,683		4,719,187
Government National Mortgage Association
CMO Series 2010-161 Class AB
05-16-35	2.110	3,983,016		4,000,695
Government National Mortgage Association
CMO Series 2010-18 Class A
12-16-50	3.100	4,914,483		5,052,992
Government National Mortgage Association
CMO Series 2010-22 Class AC
12-16-30	2.229	3,741,112		3,796,841

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
CMO Series 2010-49 Class A
03-16-51	2.870	1,480,120		1,530,541
Government National Mortgage Association
CMO Series 2010-65 Class A
11-16-28	2.017	3,606,100		3,640,536
Government National Mortgage Association
CMO Series 2010-83 Class A
10-16-50	2.021	4,403,407		4,439,126
Government National Mortgage Association
CMO Series 2011-1 Class A
12-16-31	2.239	5,985,772		6,031,789
Government National Mortgage Association
CMO Series 2011-16 Class A
11-16-34	2.210	6,100,000		6,142,583
Government National Mortgage Association
CMO Series 2011-20 Class A
04-16-32	1.883	7,375,000		7,366,227
Government National Mortgage Association
CMO Series 2011-31 Class A
03-01-41	2.210	5,950,000	(g)	5,963,016
GSR Mortgage Loan Trust
CMO Series 2005-5F Class 2A3
06-25-35	5.500	1,702,403		1,715,265
LVII Resecuritization Trust
CMO Series 2009-3 Class A1
11-27-37	5.684	836,926	(d,i)	843,843
Residential Asset Securitization Trust
CMO Series 2004-A7 Class A1
10-25-34	5.500	1,262,122		1,262,416
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2003-O Class 1A11
01-25-34	4.723	919,769	(i)	938,811
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-Q Class 1A2
09-25-34	4.879	2,775,409	(i)	2,852,741
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-AR16 Class 4A6
10-25-35	2.888	2,100,085	(i)	2,093,747
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-12 Class A1
10-25-36	6.000	381,160		380,298

Total				327,800,498

Total Bonds
(Cost: $564,641,902)				$572,592,919

FDIC-Insured Debt (7.8%)(m)

	Coupon	Principal
Issuer	rate	amount	Value(a)
U.S. Agencies
Bank of America Corp.
FDIC Government Guaranty
04-30-12	2.100%	$4,175,000	$4,260,283
06-15-12	3.125	3,810,000	3,936,972
Citigroup Funding, Inc.
FDIC Government Guaranty
07-12-12	2.125	15,000,000	15,334,098
11-15-12	1.875	3,055,000	3,116,079
General Electric Capital Corp.
FDIC Government Guaranty
12-09-11	3.000	11,525,000	11,764,293

12-28-12	2.625	7,580,000	7,835,226

Total FDIC-Insured Debt
(Cost: $45,325,965)			$46,246,951

Government Guaranteed (0.2%)(l)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.1%)
Barclays Bank PLC
Government Liquid Guaranteed
03-05-12	2.700%	$780,000	(c,d)	$796,889
Banking (0.1%)
The Royal Bank of Scotland PLC
Government Liquid Guaranteed
04-23-12	2.650	400,000	(c)	407,707

Total Government Guaranteed
(Cost: $1,184,050)				$1,204,596

Money Market Fund (3.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.252%	21,710,714	(o)	$21,710,714

Total Money Market Fund
(Cost: $21,710,714)			$21,710,714

Investments of Cash Collateral Received for Securities on Loan (0.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(h)
Goldman Sachs & Co.
dated 02-28-11, matures 03-01-11,
repurchase price
$5,116,528	0.200%	$5,116,500	$5,116,500

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $5,116,500)			$5,116,500

Total Investments in Securities
(Cost: $637,979,131)(p)			$646,871,680

Investments in Derivatives
Futures Contracts Outstanding at Feb. 28, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

U.S. Treasury Note, 2-year	(155)	$(33,836,016)	July 2011	$—	$(77,771)
U.S. Treasury Note, 5-year	(212)	(24,790,750)	July 2011	—	(202,433)

Total				$—	$(280,204)

Notes to Portfolio of Investments

CMO —	Collateralized Mortgage Obligation

FDIC —	Federal Deposit Insurance Corporation

I.O. —	Interest Only

P.O. —	Principal Only
(a)   Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2010.
(b)   The following abbreviation is used in the portfolio security description(s) to identify the insurer and/or guarantor of the issue:
MGIC — Mortgage Guaranty Insurance Corporation

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2011, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2011, the value of these securities amounted to $39,703,912 or 6.70% of net assets.

(e)	At Feb. 28, 2011, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Feb. 28, 2011, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $53,079,997.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.200%)

Security description	Value (a)

Government National Mortgage Association	$5,218,830

Total market value of collateral securities	$5,218,830

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2011.

(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2011.

(k)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only security is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2011.

(l)	This debt is guaranteed by the HM Treasury, United Kingdom.

(m)	This debt is guaranteed under the FDIC’s (Federal Deposit Insurance Corporation) Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(n)	At Feb. 28, 2011, investments in securities included securities valued at $503,357 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Feb. 28, 2011.

(p)	At Feb. 28, 2011, the cost of securities for federal income tax purposes was approximately $637,979,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,138,000
Unrealized depreciation	(2,245,000)

Net unrealized appreciation	$8,893,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2011:

	Fair value at Feb. 28, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
U.S. Government Obligations & Agencies	$77,205,260	$121,777,985	$-	$198,983,245
Asset-Backed Securities	-	34,395,933	-	34,395,933
Commercial Mortgage-Backed Securities	-	11,413,243	-	11,413,243
Residential Mortgage-Backed Securities	-	294,873,114	32,927,384	327,800,498

Total Bonds	77,205,260	462,460,275	32,927,384	572,592,919

Other
FDIC-Insured Debt Securities	-	46,246,951	-	46,246,951
Government Guaranteed	-	1,204,596	-	1,204,596
Affiliated Money Market Fund(c)	21,710,714	-	-	21,710,714
Investments of Cash Collateral Received for Securities on Loan	-	5,116,500	-	5,116,500

Total Other	21,710,714	52,568,047	-	74,278,761

Investments in Securities	98,915,974	515,028,322	32,927,384	646,871,680
Derivatives(d)
Liabilities
Futures Contracts	(280,204)	-	-	(280,204)

Total	$98,635,770	$515,028,322	$32,927,384	$646,591,476

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of May 31, 2010	$5,284,093	$15,421,587	$20,705,680
Accrued discounts/premiums	11,912	2,458	14,370
Realized gain (loss)	1,150	961,221	962,371
Change in unrealized appreciation (depreciation)*	(4,658)	(835,643)	(840,301)
Sales	(1,071,197)	(5,200,577)	(6,271,774)
Purchases	-	36,080,652	36,080,652
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,221,300)	(13,502,314)	(17,723,614)

Balance as of Feb. 28, 2011	$-	$32,927,384	$32,927,384

*	Change in unrealized appreciation (depreciation) relating to securities held at Feb. 28, 2011 was $(835,643), which was comprised of Residential Mortgage-Backed Securities.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Government Income Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date April 21, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date April 21, 2011